Schedule of realization is estimated through the refund of the amounts (Details) - IPI ("Federal VAT") [Member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Current	R$ 8,936
Non-current	936,909
2023	16,927
2025	678,852
2026	241,130
Total	R$ 945,845